Loan Servicing Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Asset At Fair Value And Amortized Value Balance [Roll Forward]
Servicing assets at amortized cost, Balance	$ 2,489	$ 2,222	$ 1,797
Servicing assets at fair value, Balance	3,244	3,418	2,893
Servicing asset at amortized value, Origination	1,332	762	914
Servicing asset at amortized value, Amortization	600	495	489
Servicing assets at amortized cost, Balance	3,221	2,489	2,222
Servicing assets at fair value, Balance	3,382	3,244	3,418
Sensitivity of fair value to change [abstract]
Weighted-average prepayment speed	33800.00%	32600.00%
Impact on Fair value of 20% adverse change	(268)	(278)
Impact on fair value of 20% positive change	376	371
Weighted-average current coupon for similar loans	407.00%	474.00%
Impact on fair value of 100 basis point adverse change	(591)	(695)
Impact on fair value of 100 basis point positive change	$ 698	$ 602